CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2020
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

13.  CONVERTIBLE SENIOR NOTES

On April 3, 2014, the Company issued US$172,500 of 3.25% Convertible Senior Notes due 2019 (the “Notes”). The Notes matured on April 15, 2019 and were converted into the Company’s ADSs at a rate of 23.3952 ADSs per US$1,000 principal amount of the Notes, which resulted in the issuance of 4,035,664 shares and a cash payment of US$0.704 for the fractional shares. The interest expense incurred associated with the Notes was RMB37,191 and RMB10,966 for the years ended December 31, 2018 and 2019, respectively.

The Group’s functional currency is the RMB, and the Notes were denominated in US$. As a result, the conversion feature of the Notes was indexed to the Company’s stock as well as the RMB and US$ exchange rate. Therefore, it was considered an embedded derivative which is required to be bifurcated from the host instrument in accordance with ASC 815 “Derivatives and Hedging.”

As permitted under ASC 815-15-25, the Company elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date. The change in fair value of the Notes was a gain of RMB99,079 and a loss of RMB752,073 for the years ended December 31, 2018 and 2019, respectively. See Note 15. Furthermore, the fair value of the Notes was translated into RMB at each balance sheet date with the difference being reported as foreign currency translation gain or loss. The Company recorded a foreign currency translation loss of RMB156,293 and a gain of RMB38,052 for the years ended December 31, 2018 and 2019, respectively, associated with the Notes.

The Company evaluated the changes in fair value of the Notes based on its specific credit risk. The Company considered its credit risk was at a relatively low level and assessed that there had been no significant fluctuation in its specific credit risk from the Notes issuance date to maturity date.

Zero-Strike Call Options

On April 3, 2014 and in connection with the issuance of the Notes, the Company used approximately US$50,000 of the net proceeds from the offering to enter into zero-strike call option transactions (“Call Options”), covering 1,462,204 ADSs, with affiliates of the initial purchasers of the Notes (“Dealers”). The Call Options were intended to facilitate privately negotiated transactions by which investors in the Notes were able to hedge their investment. All of the Call Options were settled prior to the maturity of the Notes. The ADSs received from settlement were retired. See Note 2(v).